Investment Risks	Sep. 30, 2026
Kurv Gold Enhanced Income ETF | Gold Risk [Member]
Prospectus [Line Items]
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Gold Risk: The price of gold may be volatile, and gold bullion-related Exchange Traded Products (“ETPs”), including gold bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.

Kurv Gold Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
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Exchange Traded Product (ETP) Risk: The Gold Fund invests in gold bullion-related ETPs. Through its positions in gold bullion-related ETPs, the Gold Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a gold bullion-related ETP could decrease. Many of the gold bullion-related ETPs in which the Gold Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the gold bullion-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the gold bullion-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Gold Fund invests in a gold bullion-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the gold bullion-related ETP’s expenses (including operating costs and management fees).

Kurv Gold Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Gold Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Gold Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Gold Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Gold Fund’s investment will decline, adversely affecting the Gold Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Gold Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Gold Fund’s holdings in those shares at the most optimal time, adversely affecting the Gold Fund’s performance.

Kurv Gold Enhanced Income ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Gold Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Gold Fund. The Gold Fund’s use of derivatives or other similar investments may result in losses to the Gold Fund, a reduction in the Gold Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Gold Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Gold Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Gold Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Gold Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Gold Fund’s ability to invest in derivatives, limit the Gold Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Gold Fund’s performance.

Kurv Gold Enhanced Income ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Gold Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Gold Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Gold Fund’s performance. To the extent that the Gold Fund invests in over-the-counter options, the Gold Fund may be exposed to counterparty risk.

Kurv Gold Enhanced Income ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The Gold Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Gold Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Gold Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Gold Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Gold Fund at prices that reflect the market price of the Shares, the Gold Fund’s NAV and, in turn the share price of the Gold Fund, could be negatively impacted. The FLEX Options utilized by the Gold Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the gold bullion-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as gold bullion-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Gold Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the gold bullion-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Gold Enhanced Income ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Gold Fund has invested in, the Gold Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Gold Enhanced Income ETF | Credit Risk [Member]
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Credit Risk: the risk that the Gold Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Gold Enhanced Income ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Gold Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Gold Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Gold Enhanced Income ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Gold Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Gold Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Gold Enhanced Income ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Gold Enhanced Income ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Gold Fund’s NAV.

Kurv Gold Enhanced Income ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the Gold Fund’s shares may become less liquid in response to the deteriorating liquidity of the Gold Fund’s portfolio. This adverse effect on the liquidity of the Gold Fund’s shares may, in turn, lead to differences between the market value of the Gold Fund’s shares and the Gold Fund’s NAV.

Kurv Gold Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the Gold Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Gold Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Gold Fund’s shares.

Kurv Gold Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Gold Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Gold Enhanced Income ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Gold Enhanced Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Gold Enhanced Income ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the Gold Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Gold Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Gold Enhanced Income ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Gold Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Gold Enhanced Income ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Gold Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Gold Fund will be achieved.

Kurv Gold Enhanced Income ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the Gold Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Gold Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Gold Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Gold Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Gold Enhanced Income ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Gold Fund may lose money and there may be a delay in recovering the loaned securities. The Gold Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax Consequences.

Kurv Gold Enhanced Income ETF | Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Gold Fund.

Kurv Gold Enhanced Income ETF | Small Fund Risk [Member]
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Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Gold Enhanced Income ETF | Sovereign Debt Risk [Member]
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Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Gold Enhanced Income ETF | Tax Risk [Member]
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Tax Risk: The Gold Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Gold Fund realizes from its investments. As a result, a larger portion of the Gold Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Gold Fund. The use of derivatives, such as call options, may cause the Gold Fund to realize higher amounts of short-term capital gains or otherwise affect the Gold Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Gold Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Gold Fund must meet certain requirements concerning the source of its income. The Gold Fund’s investment in the Subsidiary is intended to provide exposure to gold in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Gold Fund may cease to qualify as a RIC because the Gold Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Gold Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Gold Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Gold Fund and the Subsidiary, respectively, are organized, could result in the inability of the Gold Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Gold Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in gold and gold bullion-related ETFs indirectly through the Subsidiary, the Gold Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Gold Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Gold Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Gold Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Gold Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Gold Fund.
Kurv Gold Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Gold Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Silver Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
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Exchange Traded Product (ETP) Risk: The Silver Fund invests in physical silver-related ETPs. Through its positions in physical silver-related ETPs, the Silver Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a physical silver-related ETP could decrease. Many of the physical silver-related ETPs in which the Silver Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the physical silver-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the physical silver-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Silver Fund invests in a physical silver-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the physical silver-related ETP’s expenses (including operating costs and management fees).

Kurv Silver Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
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Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Silver Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Silver Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Silver Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Silver Fund’s investment will decline, adversely affecting the Silver Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Silver Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Silver Fund’s holdings in those shares at the most optimal time, adversely affecting the Silver Fund’s performance.

Kurv Silver Enhanced Income ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Silver Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Silver Fund. The Silver Fund’s use of derivatives or other similar investments may result in losses to the Silver Fund, a reduction in the Silver Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Silver Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Silver Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Silver Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Silver Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Silver Fund’s ability to invest in derivatives, limit the Silver Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Silver Fund’s performance.

Kurv Silver Enhanced Income ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Silver Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Silver Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Silver Fund’s performance. To the extent that the Silver Fund invests in over-the-counter options, the Silver Fund may be exposed to counterparty risk.

Kurv Silver Enhanced Income ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The Silver Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Silver Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Silver Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Silver Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Silver Fund at prices that reflect the market price of the Shares, the Silver Fund’s NAV and, in turn the share price of the Silver Fund, could be negatively impacted. The FLEX Options utilized by the Silver Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the physical silver-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as physical silver-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Silver Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the physical silver-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Silver Enhanced Income ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Silver Fund has invested in, the Silver Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Silver Enhanced Income ETF | Credit Risk [Member]
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Credit Risk: the risk that the Silver Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Silver Enhanced Income ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Silver Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Silver Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Silver Enhanced Income ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Silver Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Silver Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Silver Enhanced Income ETF | Market Price Variance Risk [Member]
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Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Silver Enhanced Income ETF | Authorized Participant Risk [Member]
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Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Silver Fund’s NAV.

Kurv Silver Enhanced Income ETF | Trading Issues [Member]
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Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Silver Fund’s shares may become less liquid in response to the deteriorating liquidity of the Silver Fund’s portfolio. This adverse effect on the liquidity of the Silver Fund’s shares may, in turn, lead to differences between the market value of the Silver Fund’s shares and the Silver Fund’s NAV.

Kurv Silver Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Silver Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Silver Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Silver Fund’s shares.

Kurv Silver Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Silver Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Silver Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Silver Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Silver Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Silver Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Silver Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Silver Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Silver Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Silver Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Silver Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Silver Fund will be achieved.

Kurv Silver Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Silver Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Silver Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Silver Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Silver Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Silver Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Silver Fund may lose money and there may be a delay in recovering the loaned securities. The Silver Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Silver Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Silver Fund.

Kurv Silver Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Silver Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Silver Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Silver Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Silver Fund realizes from its investments. As a result, a larger portion of the Silver Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Silver Fund. The use of derivatives, such as call options, may cause the Silver Fund to realize higher amounts of short-term capital gains or otherwise affect the Silver Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Silver Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Silver Fund must meet certain requirements concerning the source of its income. The Silver Fund’s investment in the Subsidiary is intended to provide exposure to silver in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Silver Fund may cease to qualify as a RIC because the Silver Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Silver Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Silver Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Silver Fund and the Subsidiary, respectively, are organized, could result in the inability of the Silver Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Silver Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in silver and physical silver-related ETFs indirectly through the Subsidiary, the Silver Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Silver Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Silver Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Silver Enhanced Income ETF | Silver Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Silver Risk: The price of silver may be volatile, and physical silver-related Exchange Traded Products (“ETPs”), including physical silver-related exchange traded funds, and derivatives may be highly sensitive to the price of silver. The price of physical silver can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical silver has sales commission, storage, insurance and auditing expenses.

Kurv Silver Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Silver Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Silver Fund.
Kurv Silver Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Silver Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Platinum Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Platinum Fund invests in physical platinum-related ETPs. Through its positions in physical platinum-related ETPs, the Platinum Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a physical platinum-related ETP could decrease. Many of the physical platinum-related ETPs in which the Platinum Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the physical platinum-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the physical platinum-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Platinum Fund invests in a physical platinum-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the physical platinum-related ETP’s expenses (including operating costs and management fees).

Kurv Platinum Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Platinum Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Platinum Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Platinum Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Platinum Fund’s investment will decline, adversely affecting the Platinum Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Platinum Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Platinum Fund’s holdings in those shares at the most optimal time, adversely affecting the Platinum Fund’s performance.

Kurv Platinum Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Platinum Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Platinum Fund. The Platinum Fund’s use of derivatives or other similar investments may result in losses to the Platinum Fund, a reduction in the Platinum Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Platinum Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Platinum Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Platinum Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Platinum Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Platinum Fund’s ability to invest in derivatives, limit the Platinum Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Platinum Fund’s performance.

Kurv Platinum Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Platinum Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Platinum Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Platinum Fund’s performance. To the extent that the Platinum Fund invests in over-the-counter options, the Platinum Fund may be exposed to counterparty risk.

Kurv Platinum Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Platinum Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Platinum Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Platinum Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Platinum Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Platinum Fund at prices that reflect the market price of the Shares, the Platinum Fund’s NAV and, in turn the share price of the Platinum Fund, could be negatively impacted. The FLEX Options utilized by the Platinum Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the physical platinum-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as physical platinum-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Platinum Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the physical platinum-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Platinum Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Platinum Fund has invested in, the Platinum Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Platinum Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Platinum Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Platinum Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Platinum Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Platinum Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Platinum Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Platinum Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Platinum Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Platinum Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Platinum Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Platinum Fund’s NAV.

Kurv Platinum Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Platinum Fund’s shares may become less liquid in response to the deteriorating liquidity of the Platinum Fund’s portfolio. This adverse effect on the liquidity of the Platinum Fund’s shares may, in turn, lead to differences between the market value of the Platinum Fund’s shares and the Platinum Fund’s NAV.

Kurv Platinum Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Platinum Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Platinum Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Platinum Fund’s shares.

Kurv Platinum Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Platinum Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Platinum Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Platinum Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Platinum Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Platinum Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Platinum Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Platinum Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Platinum Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Platinum Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Platinum Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Platinum Fund will be achieved.

Kurv Platinum Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Platinum Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Platinum Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Platinum Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Platinum Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Platinum Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Platinum Fund may lose money and there may be a delay in recovering the loaned securities. The Platinum Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Platinum Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Platinum Fund.

Kurv Platinum Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Platinum Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Platinum Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Platinum Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Platinum Fund realizes from its investments. As a result, a larger portion of the Platinum Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Platinum Fund. The use of derivatives, such as call options, may cause the Platinum Fund to realize higher amounts of short-term capital gains or otherwise affect the Platinum Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Platinum Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Platinum Fund must meet certain requirements concerning the source of its income. The Platinum Fund’s investment in the Subsidiary is intended to provide exposure to platinum in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Platinum Fund may cease to qualify as a RIC because the Platinum Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Platinum Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Platinum Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Platinum Fund and the Subsidiary, respectively, are organized, could result in the inability of the Platinum Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Platinum Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in platinum and physical platinum-related ETFs indirectly through the Subsidiary, the Platinum Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Platinum Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Platinum Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Platinum Enhanced Income ETF | Platinum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Platinum Risk: The price of platinum may be volatile, and physical platinum-related Exchange Traded Products (“ETPs”), including physical platinum-related exchange traded funds, and derivatives may be highly sensitive to the price of platinum. The price of physical platinum can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical platinum has sales commission, storage, insurance and auditing expenses.

Kurv Platinum Enhanced Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Platinum Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Platinum Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Platinum Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Platinum Fund.
Kurv Platinum Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Platinum Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Copper & Mining Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Copper Fund invests in copper-related ETPs. Through its positions in copper-related ETPs, the Copper Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a copper-related ETP could decrease. Many of the copper-related ETPs in which the Copper Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the copper-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the copper-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Copper Fund invests in a copper-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the copper-related ETP’s expenses (including operating costs and management fees).

Kurv Copper & Mining Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Copper Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Copper Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Copper Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Copper Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Copper Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Copper Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Copper & Mining Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Copper Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Copper Fund. The Copper Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Copper Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Copper Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Copper Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Copper Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Copper & Mining Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Copper Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Copper Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Copper Fund’s performance. To the extent that the Copper Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Copper & Mining Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Copper Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Copper Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Copper Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Copper Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Copper Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Copper Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the copper-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as copper-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Copper Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the copper-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Copper & Mining Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Copper Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Copper & Mining Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Copper Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Copper & Mining Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Copper Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Copper & Mining Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Copper & Mining Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Copper & Mining Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Copper Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Copper & Mining Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Copper & Mining Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Copper Fund’s NAV.

Kurv Copper & Mining Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Copper Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Copper Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Copper & Mining Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Copper Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Copper Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Copper & Mining Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Copper Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Copper & Mining Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Copper & Mining Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Copper & Mining Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Copper Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Copper & Mining Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Copper Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Copper & Mining Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Copper Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Copper Fund will be achieved.

Kurv Copper & Mining Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Copper Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Copper & Mining Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Copper Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Copper & Mining Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Copper Fund may lose money and there may be a delay in recovering the loaned securities. The Copper Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Copper & Mining Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Copper Fund.

Kurv Copper & Mining Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Copper & Mining Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Copper & Mining Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Copper Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Copper Fund realizes from its investments. As a result, a larger portion of the Copper Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Copper Fund. The use of derivatives, such as call options, may cause the Copper Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Copper Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Copper Fund must meet certain requirements concerning the source of its income. The Copper Fund’s investment in the Subsidiary is intended to provide exposure to copper in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Copper Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Copper Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Copper & Mining Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Copper Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in copper and copper-related ETFs indirectly through the Subsidiary, the Copper Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Copper Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Copper & Mining Enhanced Income ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk: The price of copper may be volatile, and copper-related Exchange Traded Products (“ETPs”), including copper-related exchange traded funds, and derivatives may be highly sensitive to the price of copper. Copper is an industrial metal. Consequently, in addition to factors affecting commodities generally copper related investments may be subject to a number of additional factors specific to industrial metals, and in particular copper, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, and in particular copper, including the availability of substitutes such as manmade or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

Kurv Copper & Mining Enhanced Income ETF | Copper Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Mining Companies Risk: Companies in the copper mining industry may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations or policies, among other factors. Investments in copper mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies.

Kurv Copper & Mining Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Copper Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Copper & Mining Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Copper Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.